Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Ordinary shares in issue (in shares)	616,526	616,052	603,143
Adjustment for weighted number of ordinary shares in issue (in shares)	(121)	(5,582)	(61,306)
Weighted number of ordinary shares in issue (in shares)	616,405	610,470	541,837
Treasury shares (in shares)	(3,950)	(6,184)	(6,501)
Basic weighted average number of ordinary shares in issue (in shares)	612,455	604,286	535,336
Owners of the parent	R (1,052)	R 5,087	R (878)
Total basic earnings/(loss) per share (in rand per share)	R (1.72)	R 8.42	R (1.64)